Income Taxes - Schedule of Group’s Actual Provision for Income Taxes and the Provision (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
Profit/(loss) before income tax expenses	$ (2,746,918)	$ (1,620,927)	$ 150,344		$ (716,678)		$ 1,452,333
Computed income tax expense/(benefit) with statutory tax rate	(1,011,597)	(596,937)	55,367	[1]	(263,930)	[1]	538,344	[1]
Effect of preferential tax rate	(21,205)	3,967	(21,092)		(22,301)		(29,148)
Impact of different tax rates in other jurisdictions	821,728	220,869	(237,513)		(425)		(303,869)
Non-deductible expenses	2,988	1,366	3,160		316		1,372
Utilized tax loss		2,059			(49,313)
Changes in valuation allowance	548,527	153,515	789,758		271,703		179,259
Income tax expenses/(benefit)	$ 340,441	$ (215,161)	$ 589,680		$ (63,950)		$ 385,958

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.